Risk management (Details 9) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial risk management [Line Items]
Loans and borrowings (Note 20)	$ 43,547,835	$ 52,222,027
Cash and cash equivalents	(7,945,885)	(8,410,467)	$ (6,550,450)	$ (7,618,178)
Other financial assets	(6,533,725)	(6,686,895)
Net financial debt	29,068,225	37,124,665
Equity (Note 24)	$ 48,215,699	$ 43,560,501	$ 43,100,963	$ 48,534,228
Leverage	37.61%	46.01%